INVENTORIES	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES
Inventories consisted of the following:

December 31, 2017
	Titled Inventory	Inventory Supply and Intermediation Arrangements	Total
Crude oil and feedstocks	$1,073,093	$—	$1,073,093
Refined products and blendstocks	1,030,817	311,477	1,342,294
Warehouse stock and other	98,866	—	98,866
	$2,202,776	$311,477	$2,514,253
Lower of cost or market adjustment	(232,652)	(67,804)	(300,456)
Total inventories	$1,970,124	$243,673	$2,213,797

December 31, 2015
	Titled Inventory	Inventory Supply and Intermediation Arrangements	Total
Crude oil and feedstocks	$1,102,007	$0	$1,102,007
Refined products and blendstocks	915,397	352,464	1,267,861
Warehouse stock and other	89,680	—	89,680
	$2,107,084	$352,464	$2,459,548
Lower of cost or market adjustment	(492,415)	(103,573)	(595,988)
Total inventories	$1,614,669	$248,891	$1,863,560

Inventory under inventory intermediation arrangements included certain light finished products sold to counterparties and stored in the Paulsboro and Delaware City refineries’ storage facilities in connection with the A&R Intermediation Agreement with J. Aron.
During the year ended December 31, 2017, the Company recorded an adjustment to value its inventories to the lower of cost or market which increased both operating income and net income by $295,532, reflecting the net change in the lower of cost or market inventory reserve from $595,988 at December 31, 2016 to $300,456 at December 31, 2017. During the year ended December 31, 2016, the Company recorded an adjustment to value its inventories to the lower of cost or market which decreased both operating income and net income by $521,348, reflecting the net change in the lower of cost or market inventory reserve from $1,117,336 at December 31, 2015 to $595,988 at December 31, 2016.
An actual valuation of inventories valued under the LIFO method is made at the end of each year based on inventory levels and costs at that time. We recorded a pre-tax charge related to a LIFO layer decrement of $4,940 and $11,746 in the Refining segment during the year ended December 31, 2017 and 2016, respectively.